RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	$ 61,505	$ 61,505
Off-Balance Sheet, Credit Loss, Liability, Change in Method, Credit Loss Expense (Reversal)	12,155	$ 12,200
Deferred tax liability, Credit Loss, Change in Method, Credit Loss Expense (Reversal)	$ (16,778)
Cumulative Effect, Period of Adoption, Adjustment
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest			$ (56,882)	$ 3,542
Retained earnings | Cumulative Effect, Period of Adoption, Adjustment
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest			$ (56,882)	$ 2,636